                             united states
                   securities and exchange commission
                         washington, d.c. 20549

                            form n-csr

        certified shareholder report of registered management
                           investment companies

Investment Company Act file number       811-09096

         Ameriprime Funds
-------------------------------------------------------
    (Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN          46204
-------------------------------------------------------------
  (Address of principal executive offices)        (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
 431 N. Pennsylvania St.
 Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:      3/31
                        ----------

Date of reporting period:  09/30/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.




=======================================================
        Columbia Partners Equity Fund
=======================================================



            Semi-Annual Report

           September 30, 2003



           Fund Advisor:

       Columbia Partners, L.L.C.
      1775 Pennsylvania Ave., N.W.
      Washington, D.C. 20006


        Toll Free: (888) 696-2733

                             Columbia Partners Equity Fund
                         Schedule of Investments in Securities
                            September 30, 2003 (Unaudited)

                                                                                        Number of          Market
 COMMON STOCKS - 86.40%                                                                   Shares           Value
                                                                                       -------------  ----------------

Air Transportation, Scheduled - 1.55%
Northwest Airlines Co Class - A (a)                                                          23,440       $   227,368
                                                                                                      ----------------

Beverages - 1.06%
Coca-Cola Co.                                                                                 3,610           155,086
                                                                                                      ----------------

Cable & Other Pay Television Services - 1.28%
TIVO, Inc. (a)                                                                               25,220           186,880
                                                                                                      ----------------

Communication Equipment - 4.94%
McDATA Corp. (a)                                                                             26,990           318,212
UTStarcom, Inc. (a)                                                                          12,755           405,736
                                                                                                      ----------------
                                                                                                              723,948
                                                                                                      ----------------

Communication Services - 1.51%
XM Satellite Radio Holdings, Inc. - Class A (a)                                              14,050           220,866
                                                                                                      ----------------

Computer Communication Equipment - 1.09%
Enterasys Networks, Inc. (a)                                                                 40,020           160,080
                                                                                                      ----------------

Computer Storage Devices - 3.30%
Advanced Digital Information Corp. (a)                                                       24,580           344,612
EMC Corp. (a)                                                                                11,040           139,435
                                                                                                      ----------------
                                                                                                              484,047
                                                                                                      ----------------

Computers & Office Equipment - 1.47%
Hewlett-Packard Co.                                                                           5,935           114,902
International Business Machines Corp.                                                         1,140           100,696
                                                                                                      ----------------
                                                                                                               215,598
                                                                                                      ----------------

Crude Petroleum & Natural Gas - 1.38%
Ultra Petroleum Corp. (a)                                                                    14,445           201,508
                                                                                                      ----------------

Drilling Oil & Gas Wells - 2.03%
Nabors Industries, Inc. (a)                                                                   7,985           297,521
                                                                                                      ----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.55%
General Electric Co.                                                                          7,635           227,599
                                                                                                      ----------------

Federal & Federally - Sponsored Credit Agencies - 0.81%
Fannie Mae                                                                                    1,685           118,287
                                                                                                      ----------------

Food & Kindred Products - 0.63%
Kraft Foods, Inc.                                                                             3,135            92,482
                                                                                                      ----------------

See accompanying notes which are an integral part of the financial statements.

                             Columbia Partners Equity Fund
                         Schedule of Investments in Securities
                            September 30, 2003 (Unaudited)

                                                                                        Number of          Market
 COMMON STOCKS - 86.40% - continued                                                       Shares           Value
                                                                                       -------------  ----------------

Hospital & Medical Service Plans - 2.22%
Mid Atlantic Medical Services Inc (a)                                                         6,335           325,809
                                                                                                      ----------------

Laboratory Analytical Instruments - 2.10%
Cytyc Corp. (a)                                                                              20,415           307,042
                                                                                                      ----------------

Local & Suburban Transit & Interurban Hwy Passenger Trains - 1.75%
Laidlaw International, Inc. (a)                                                              26,075           256,839
                                                                                                      ----------------

Miscellaneous Shopping Goods Stores - 1.70%
Office Depot, Inc.                                                                           17,735           249,177
                                                                                                      ----------------

Mortgage Bankers & Loan Correspondents - 1.56%
E-Loan, Inc. (a)                                                                             62,855           228,164
                                                                                                      ----------------

National Commercial Banks - 5.81%
Citigroup, Inc.                                                                               3,369           153,323
Hibernia Corporation                                                                         12,415           251,528
MBNA Corp.                                                                                    5,710           130,188
Providian Financial Corp. (a)                                                                18,120           213,635
Wells Fargo & Co.                                                                             1,995           102,742
                                                                                                      ----------------
                                                                                                              851,416
                                                                                                      ----------------

Operative Builders - 1.96%
Meritage Corp (a)                                                                             6,080           287,280
                                                                                                      ----------------

Personal Credit Institutions - 0.72%
SLM Corp.                                                                                     2,720           105,971
                                                                                                      ----------------

Petroleum Refining - 0.92%
Exxon Mobil Corp.                                                                             3,705           135,603
                                                                                                      ----------------

Pharmaceutical Preparations - 7.73%
Abbott Laboratories, Inc.                                                                     2,375           101,056
Barr Laboratories, Inc. (a)                                                                   3,800           259,198
Columbia Laboratories, Inc. (a)                                                              17,595           212,548
Johnson & Johnson                                                                             1,760            87,155
Pfizer, Inc.                                                                                  3,895           118,330
SICOR, Inc. (a)                                                                              12,800           246,784
Wyeth                                                                                         2,325           107,182
                                                                                                      ----------------
                                                                                                            1,132,253
                                                                                                      ----------------

Photographic Equipment & Supplies - 3.71%
Avid Technology Inc (a)                                                                       5,890           311,228
Lexar Media, Inc. (a)                                                                        13,665           232,852
                                                                                                      ----------------
                                                                                                              544,080
                                                                                                      ----------------

See accompanying notes which are an integral part of the financial statements.

                             Columbia Partners Equity Fund
                         Schedule of Investments in Securities
                            September 30, 2003 (Unaudited)

                                                                                        Number of          Market
 COMMON STOCKS - 86.40% - continued                                                       Shares           Value
                                                                                       -------------  ----------------

Primary Production of Aluminum - 0.76%
Alcoa, Inc.                                                                                   4,275           111,834
                                                                                                      ----------------

Radiotelephone Communications - 2.08%
NEXTEL Communications, Inc. - Class A (a)                                                    15,455           304,309
                                                                                                      ----------------

Retail - Apparel & Accessory Stores - 1.14%
Pacific Sunware of California, Inc. (a)                                                       8,057           166,458
                                                                                                      ----------------

Retail - Family Clothing Stores - 1.75%
Abercrombie & Fitch Co. - Class A (a)                                                         9,275           257,010
                                                                                                      ----------------

Retail - Lumber & Other Building Materials Dealers - 0.91%
Home Depot Inc.                                                                               4,180           133,133
                                                                                                      ----------------

Retail - Miscellaneous Shopping Goods Stores - 1.67%
Barnes & Noble, Inc. (a)                                                                      9,630           244,698
                                                                                                      ----------------

Retail - Variety Stores - 3.02%
Costco Wholesale Corp. (a)                                                                    4,985           154,934
Target Corp.                                                                                  3,750           141,112
Wal-Mart Stores, Inc.                                                                         2,625           146,606
                                                                                                      ----------------
                                                                                                              442,652
                                                                                                      ----------------

Savings Institution, Federally Chartered - 1.97%
Sovereign Bancorp, Inc.                                                                      15,585           289,102
                                                                                                      ----------------

Security Brokers, Dealers & Flotation Companies - 0.51%
Merrill Lynch & Co., Inc.                                                                     1,390            74,407
                                                                                                      ----------------

Semiconductors & Related Devices - 6.77%
Intel Corp.                                                                                   6,555           180,328
Marvell Technology Group Ltd. (a)                                                             8,285           312,759
Silicon Storage Technology, Inc. (a)                                                         21,560           188,650
Skyworks Solutions (a)                                                                       23,440           213,304
Texas Instruments, Inc.                                                                       4,275            97,470
                                                                                                      ----------------
                                                                                                              992,511
                                                                                                      ----------------

Services - Motion Picture & Video Tape Production - 0.87%
AOL Time Warner, Inc.                                                                         8,410           127,075
                                                                                                      ----------------

Services - Prepackaged Software - 1.35%
Microsoft Corp.                                                                               7,145           198,559
                                                                                                      ----------------

See accompanying notes which are an integral part of the financial statements.

                             Columbia Partners Equity Fund
                         Schedule of Investments in Securities
                            September 30, 2003 (Unaudited)

                                                                                        Number of          Market
 COMMON STOCKS - 86.40% - continued                                                       Shares           Value
                                                                                       -------------  ----------------

Surgical & Medical Instruments & Apparatus - 0.95%
Boston Scientific Corp. (a)                                                                   2,185           139,403
                                                                                                      ----------------

Telephone & Telegraph Apparatus - 3.65%
Polycom, Inc. (a)                                                                            19,640           326,220
Research, Inc. Motion Ltd.. (a)                                                               5,445           207,999
                                                                                                      ----------------
                                                                                                              534,219
                                                                                                      ----------------

Telephone Communications (No Radiotelephone) - 0.69%
SBC Communications, Inc.                                                                      4,515           100,459
                                                                                                      ----------------

Transportation Services - 3.64%
ebookers Plc. (c)                                                                            16,570           303,397
InteractiveCorp (a)                                                                           6,970           230,358
                                                                                                      ----------------
                                                                                                              533,755
                                                                                                      ----------------

Wholesale - Professional & Commercial Equipment & Supplies - 1.89%
Advanced Medical Optics, Inc. (a)                                                            15,385           276,315
                                                                                                      ----------------

TOTAL COMMON STOCKS (Cost $12,098,467)                                                                     12,660,803
                                                                                                      ----------------

Exchange Traded Funds - 10.14%
iShares Russell 2000 Index Fund                                                               8,410           815,518
S & P 500 Depository Receipts                                                                 6,710           670,462
                                                                                                      ----------------

TOTAL EXCHANGE TRADED FUNDS (Cost $1,501,677)                                                               1,485,980
                                                                                                      ----------------

Money Market Securities - 14.88%
Huntington Money Market Fund - Investment Shares, 0.25%, (Cost $2,180,320) (b)            2,180,320         2,180,320
                                                                                                      ----------------

TOTAL INVESTMENTS (Cost $15,780,464) - 111.42%                                                           $ 16,327,103
                                                                                                      ----------------

Liabilities in excess of cash and other assets - (11.42%)                                                  (1,673,066)
                                                                                                      ----------------

TOTAL NET ASSETS - 100.00%                                                                               $ 14,654,037
                                                                                                      ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2003. (c) American Depository Receipts.

See accompanying notes which are an integral part of the financial statements.

              Columbia Partners Equity Fund
           Statement of Assets and Liabilities
              September 30, 2003 (Unaudited)



ASSETS
       Investments in securities, at value
        (cost $15,780,464) (Note 2)                                $ 16,327,103
       Dividends and interest receivable                                  3,578
       Receivable for fund shares sold                                   34,460
       Receivable for securities sold                                   441,398
                                                                   -------------
       Total Assets                                                  16,806,539
                                                                   -------------

LIABILITIES
       Payable for Securities purchased                               2,137,145
       Accrued advisory fees                                             13,885
       Accrued expenses and other liabilities                             1,472
                                                                   -------------
       Total Liabilities                                              2,152,502
                                                                   -------------

NET ASSETS

Net Assets for 1,689,159 shares                                    $ 14,654,037
                                                                   =============

Composition of net assets:
Paid in capital                                                    $ 20,948,924
Accumulated net investment income (loss)                                (46,238)
Accumulated net realized gain (loss) from investments                (6,795,289)
Net unrealized appreciation (depreciation) on investments               546,640
                                                                   -------------
                                                                    $ 14,654,037
                                                                   =============

Offering price and redemption price
per share ($14,654,037 / 1,689,159)                                $       8.68
                                                                   =============

See accompanying notes which are an integral part of the financial statements.

           Columbia Partners Equity Fund
                             Statement of Operations
             For the Six Months Ended September 30, 2003 (Unaudited)


Investment Income:
       Dividends                                                       $ 36,686
       Interest                                                           1,167
                                                                     -----------
       Total investment income                                           37,853
                                                                     -----------

Expenses:
       Advisory fees (Note 3)                                            84,091
       Trustee's fees                                                     1,471
                                                                     -----------
       Total expenses                                                    85,562
       Reimbursed fees (Note 3)                                          (1,471)
                                                                     -----------
       Net Expenses                                                      84,091
                                                                     -----------
          Investment income - net                                       (46,238)
                                                                     -----------

Net Realized and Unrealized Losses
  on Investments: (Note 2)
       Net realized gain (loss) on securities transactions              (28,562)
       Net change in unrealized appreciation (depreciation)
         on investments                                               3,276,070
                                                                     -----------
       Net realized and unrealized gain (loss) on investments         3,247,508
                                                                     -----------
       Net increase (decrease) in net assets resulting
         from operations                                            $ 3,201,270
                                                                    ============

See accompanying notes which are an integral part of the financial statements.

                   Columbia Partners Equity Fund
                  Statements of Changes in Net Assets


                                                                         Six Months           Year
                                                                            Ended             Ended
                                                                        September 30,       March 31,
                                                                            2003              2003
                                                                         (Unaudited)
                                                                       ----------------  ----------------
Operations:
       Net investment income (loss)                                       $ (46,238)        $ (80,295)
       Net realized gain (loss) from investment transactions                (28,562)       (2,321,862)
       Net change in unrealized appreciation (depreciation)
           on investments                                                 3,276,070        (2,369,790)
       Net increase (decrease) in net assets resulting
                                                                       ----------------  ----------------
           from operations                                                3,201,270        (4,771,947)
                                                                       ----------------  ----------------

Fund Share Transactions:
       Proceeds from shares sold                                            329,698           830,252
       Amount paid for shares repurchased                                (1,091,524)       (1,737,167)
                                                                       ----------------  ----------------
       Net increase (decrease) in net assets resulting from
           share transactions (Note 4)                                     (761,826)         (906,915)
                                                                       ----------------  ----------------

       Net increase (decrease) in net assets                              2,439,444        (5,678,862)

Net Assets, Beginning
       of Period                                                         12,214,593        17,893,455
                                                                       ----------------  ----------------

Net Assets, End of Period                                              $ 14,654,037      $ 12,214,593
                                                                       ================  ================


Capital Share Transactions:
       Shares sold                                                           40,717           109,968
       Shares reinvested                                                          -
       Shares redeemed                                                     (134,734)         (231,692)
                                                                       ----------------  ----------------

(94,017) (121,724)
                                                                       ================  ================


See accompanying notes which are an integral part of the financial statements.

      Columbia Partners Equity Fund
      FINANCIAL HIGHLIGHTS
      (For a share outstanding throughout each year)


                                                 Six Months           Year            Year           Year          Year
                                                    Ended             Ended          Ended           Ended         Ended
                                             -----------------------------------------------------------------  ------------
                                              2003 (Unaudited)        2003            2002           2001          2000
                                             -------------------- -------------- ---------------  ------------  ------------

Net asset value, beginning of year                        $ 6.85         $ 9.39          $ 9.39       $ 17.16       $ 10.00
Income (loss) from investment
      operations:
      Net investment income (loss)                         (0.02)         (0.04)          (0.05)        (0.05)        (0.04)
      Net gains or (losses) on securities
        (both realized and unrealized)                      1.85          (2.50)           0.05         (5.41)         7.59
                                             -------------------- -------------- ---------------  ------------  ------------
Total from investment operations                            1.83          (2.54)              -         (5.46)         7.55
                                             -------------------- -------------- ---------------  ------------  ------------
Less distributions
      Distributions (from capital gains)                       -              -               -         (2.31)        (0.39)
                                             -------------------- -------------- ---------------  ------------  ------------
      Total dividend and distributions                         -              -               -         (2.31)        (0.39)

                                             -------------------- -------------- ---------------  ------------  ------------
Net asset value, end of year                              $ 8.68         $ 6.85          $ 9.39        $ 9.39       $ 17.16
                                             ==================== ============== ===============  ============  ============

Total return                                               26.72%         (27.05)%         0.00%        (33.94)%      76.56%

Net assets, end of year (000)                           $ 14,654       $ 12,215        $ 17,893      $ 17,063      $ 24,040

Ratio of expenses to average net assets                     1.20%          1.20%           1.20%         1.20%         1.20%
Ratio of expenses to average net assets
      before waiver                                         1.22%          1.22%           1.21%         1.21%         1.22%
Ratio of net income (loss) to average
      net assets                                           (0.66)%        (0.59)%         (0.48)%       (0.34)%       (0.31)%
Ratio of net income (loss) to average
      net assets before waiver                             (0.68)%        (0.61)%         (0.49)%       (0.35)%       (0.34)%
Portfolio Turnover Rate                                    99.18%         61.29%         102.94%        67.93%       215.08%


See accompanying notes which are an integral part of the financial statements.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                         September 30, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital growth. The investment advisor to the Fund is Columbia Partners, L.L.C. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                   September 30, 2003- continued (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor of the Fund is Columbia Partners, L.L.C.

Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended September 30, 2003, the Advisor earned a fee of $84,091 from the Fund. The Advisor contractually has agreed to reimburse fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total operating expenses at 1.20% of net assets. For the six months ended September 30, 2003, the Advisor reimbursed fees, except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses of $1,472.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of shares. There were no payments made by the Fund to the Distributor during the six months ended September 30, 2003. The Advisor paid all fees of the Fund under the distribution agreement. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                   September 30, 2003- continued (Unaudited)

NOTE 4.  INVESTMENT TRANSACTIONS

For the six months ended September 30, 2003, purchases and sales of investment securities, other than short-term investments and U.S. government obligations, aggregated $13,010,686 and $13,564,241, respectively. As of September 30, 2003, the gross unrealized appreciation for all securities totaled $1,581,065 and the gross unrealized depreciation for all securities totaled $1,034,425, for a net unrealized appreciation of $546,640. At September 30, 2003, the aggregate cost of securities for federal income tax purposes was $15,780,464.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting fiscal year. Actual results could differ from those estimates.

Item 2. Code of Ethics.  N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   N/A
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith. (b) Certification required by Item 10(b) of Form N-CSR is filed herewith.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

Date              12/1/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

Date                       12/1/03
    -------------------------------------

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and Chief Financial Officer

Date              12/3/03
    -------------------------------------